Other assets (Tables)	6 Months Ended
Jun. 30, 2021
Other assets
Schedule of Other assets

	At June 30,	At December 31,
	2021	2020
Amounts receivable related to CRA audits	$10.5	$4.9
Energy well equipment, net	5.2	5.0
Right-of-use assets, net	1.8	2.0
Debt issue costs	1.1	1.3
Furniture and fixtures, net	0.3	0.4
	$18.9	$13.6